Concentrations and Risks (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item Customer	Dec. 31, 2024 CNY (¥) item Customer	Dec. 31, 2023 Customer item
Accounts receivable | Customer A
Concentrations and Risks
Accounts receivable		¥ 168,503
Accounts receivable | Customer B
Concentrations and Risks
Accounts receivable	¥ 194,971
10% or greater service providers | Supplier concentration risk
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure | item	4	4	2
Supplier concentration risk
Concentrations and Risks
Total number of telecommunications service providers | item	116	115	116
Supplier concentration risk | 10% or greater service providers | Servers and bandwidth expenditure
Concentrations and Risks
Concentration risk percentage	57.00%	53.00%	23.00%
Credit risk | Distribution channel A
Concentrations and Risks
Accounts receivable	¥ 277,128	¥ 192,405
Credit risk | Minimum | Accounts receivable | Distribution channel
Concentrations and Risks
Concentration risk percentage	10.00%	10.00%
Distribution channel risk
Concentrations and Risks
Number of distribution channel concentration over ten percent benchmark	0	0	0
Customer Concentration Risk | Revenue Benchmark
Concentrations and Risks
Number of customers | Customer	0	0	0